UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		23,849	$20,272

Diversified Financial Services — 0.2%
Kcad Holdings I Ltd.		217,833,983	1,241,654

Electrical Equipment — 0.0%
Medis Technologies, Ltd.		260,833	3

Metals & Mining — 0.1%
Euramax International		468	112,200

Paper & Forest Products — 0.5%
Ainsworth Lumber Co., Ltd.		393,892	1,430,919
Ainsworth Lumber Co., Ltd. (b)		346,000	1,247,698
Western Forest Products, Inc.		84,448	135,110

			2,813,727

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	56,432

Software — 0.3%
HMH Holdings/EduMedia		116,627	1,807,718

Total Common Stocks — 1.1%			6,052,006

Asset-Backed Securities (b)(c)		Par (000)

ALM Loan Funding:
Series 2013-7R2A, Class B, 2.86%, 4/24/24	USD	775	750,355
Series 2013-7RA, Class C, 3.71%, 4/24/24		2,125	2,056,150
Series 2013-7RA, Class D, 5.26%, 4/24/24		900	827,730
Alm Loan Funding, Series 2013-8A, Class B, 2.99%, 1/20/26 (d)		1,150	1,130,450
ARES CLO Ltd., Series 2013-2A, Class C, 3.00%, 7/28/25		750	723,750
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24		1,100	1,052,150
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.74%, 1/20/25		700	708,337
Series 2013-1A, Class C, 4.24%, 2/14/25		250	247,625
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24		500	490,000
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25		500	479,050

Asset-Backed Securities		Par (000)	Value

Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24	USD	500	$482,250
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23		950	942,305
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22		1,500	1,505,250
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25		370	351,352
Marea CLO Ltd., Series 2012-1A, Class D, 4.79%, 10/16/23		1,650	1,656,270
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.10%, 10/15/25		1,000	963,780
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25		750	712,725
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.42%, 10/25/25		1,000	937,890
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23		500	495,400
Race Point CLO Ltd., Series 2012-6A, Class D, 4.74%, 5/24/23		1,075	1,076,505
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25		500	495,350
Symphony CLO Ltd., Series 2012-10A, Class D, 5.49%, 7/23/23		1,500	1,507,500

Total Asset-Backed Securities — 3.4%			19,592,174

Corporate Bonds

Airlines — 0.5%
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		198	223,571
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,569,051

			2,792,622

Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		2,085	2,176,219

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Capital Markets — 0.0%
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(e)(f)	USD	129	$223,493

Chemicals — 0.6%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (a)		1,559	3,445,584

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		1,085	1,125,779
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		52	55,580
United Rentals North America, Inc., 5.75%, 7/15/18		350	375,812

			1,557,171

Communications Equipment — 0.3%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	379,275
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,470	1,620,675

			1,999,950

Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		335	350,913

Diversified Financial Services — 0.4%
Ally Financial, Inc.:
7.50%, 12/31/13		20	20,080
2.93%, 7/18/16 (c)		1,375	1,405,829
7.50%, 9/15/20		160	187,600
8.00%, 11/01/31		360	429,300

			2,042,809

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (b):
3.85%, 1/15/18 (c)		1,000	1,007,500
6.13%, 1/15/21		555	563,325

			1,570,825

Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,540	4,177,200

Hotels, Restaurants & Leisure — 0.3%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		948	929,040
Travelport LLC/Travelport Holdings, Inc., 6.36%, 3/01/16 (b)(c)		663	661,785

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (b)(g)	USD	120	$—

			1,590,825

Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		790	849,250

Independent Power Producers & Energy Traders — 0.8%
Calpine Corp., 6.00%, 1/15/22 (b)		349	358,598
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20 (b)		1,115	1,181,900
10.00%, 12/01/20		2,895	3,075,937

			4,616,435

Media — 0.2%
Checkout Holding Corp., 10.72%, 11/15/15 (b)(e)		906	738,390
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		514	530,705

			1,269,095

Metals & Mining — 0.0%
RathGibson, Inc., 11.25%, 2/15/14 (b)(g)		1,390	—

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		635	684,212

Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (b)(c)		295	294,263

Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		225	229,219

Total Corporate Bonds — 5.2%			29,870,085

Floating Rate Loan Interests (c)

Aerospace & Defense — 2.1%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,229	2,248,302
SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		1,691	1,639,869
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		1,576	1,578,459

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Aerospace & Defense (concluded)
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20	USD	893	$897,046
TransUnion LLC, Term Loan, 4.25%, 2/10/19		5,477	5,507,655

			11,871,331

Airlines — 1.3%
Delta Air Lines, Inc., Term Loan:
3.50%, 9/16/15		1,412	1,366,379
B1, 4.00%, 10/18/18		2,222	2,230,158
Northwest Airlines, Inc.:
2.24%, 3/10/17		913	842,345
1.62%, 9/10/18		1,197	1,056,058
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19		2,025	2,031,075

			7,526,015

Auto Components — 4.5%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,576	1,595,750
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/04/16		254	253,457
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		2,797	2,744,557
Federal-Mogul Corp.:
Term Loan B, 2.11%, 12/29/14		5,942	5,864,944
Term Loan C, 2.11%, 12/28/15		5,496	5,424,682
FleetPride Corp., 1st Lien Term Loan, 5.25%, 11/19/19		1,563	1,531,924
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		5,015	5,058,881
GPX International Tire Corp.:
PIK Term Loan, 0.00%, 12/31/49 (h)		18	—
Term Loan 0.00%, 12/31/49		1,097	—
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		35	35,190
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		2,129	2,101,894
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,459	1,454,199

			26,065,478

Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		1,419	1,425,009

Floating Rate Loan Interests (c)		Par (000)	Value

Building Products — 1.9%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20	USD	1,139	$1,137,498
Continental Building Products LLC, 1st Lien Term Loan, 4.50%, 8/14/20		1,180	1,174,100
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,445	3,449,306
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,485	1,490,836
Wilsonart International Holdings LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		505	498,687
Term Loan B, 4.00%, 10/31/19		3,429	3,396,238

			11,146,665

Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 4.00%, 8/22/16		724	727,019
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		1,370	1,373,241
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		1,190	1,194,181

			3,294,441

Chemicals — 4.5%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		1,113	1,117,359
Term Loan B2, 4.50%, 10/03/19		578	579,744
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		969	974,987
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		1,933	1,942,020
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,075	2,078,426
General Chemical Corp., Term Loan, 5.00%, 10/06/15		1,115	1,119,200
INEOS US Finance LLC:
3 Year Term Loan, 2.16%, 5/04/15		383	383,111
6 Year Term Loan, 4.00%, 5/04/18		1,121	1,123,371
MacDermid, Inc., 1st Lien Term Loan, 3.16%, 6/08/20		1,551	1,558,868
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,473	2,455,993
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,365	1,386,758

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Chemicals (concluded)
OXEA Finance LLC (concluded):
Term Loan B2, 4.25%, 1/15/20	USD	2,550	$2,563,388
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		696	700,962
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		589	587,054
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		3,014	3,047,319
Univar, Inc., Term Loan B, 5.00%, 6/30/17		992	975,176
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/01/20		3,179	3,201,532

			25,795,268

Commercial Banks — 0.7%
Fly Funding II Sarl, Term Loan B, 1.00%, 8/09/18		245	246,379
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 3.27%, 11/30/20		845	848,169
2nd Lien Term Loan, 8.25%, 5/31/21		310	311,550
Santander Asset Management, Term Loan, 1.00%, 11/11/20		2,595	2,595,000

			4,001,098

Commercial Services & Supplies — 3.7%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19		3,956	3,971,239
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,222	1,224,683
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		500	505,625
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		2,431	2,438,052
Learning Care Group (US) No. 2, Inc., Term Loan B, 6.00%, 5/08/19		597	598,618
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		1,357	1,354,904
2nd Lien Term Loan, 9.00%, 4/20/20		875	880,504
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		1,340	1,339,875
Protection One, Inc., Term Loan, 4.25%, 3/21/19		2,059	2,055,602
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,080	4,082,570

Floating Rate Loan Interests (c)		Par (000)	Value

Commercial Services & Supplies (concluded)
West Corp., Term Loan B8, 3.75%, 6/29/18	USD	2,966	$2,976,205

			21,427,877

Communications Equipment — 2.5%
Alcatel-Lucent USA, Inc.:
Term Loan C, 5.75%, 1/30/19		3,328	3,354,999
Term Loan D, 6.25%, 1/30/19	EUR	1,047	1,422,783
Avaya, Inc.:
Extended Term Loan B3, 4.74%, 10/26/17		1,648	1,577,880
Term Loan B5, 8.00%, 3/30/18		307	305,717
CommScope, Inc., Term Loan, 3.75%, 1/12/18		1,944	1,944,989
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		780	784,390
Telesat Canada, Term Loan A, 4.38%, 3/24/17	CAD	2,406	2,267,430
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	2,844	2,842,412

			14,500,600

Construction & Engineering — 1.2%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		1,691	1,680,699
Centaur LLC:
1st Lien Term Loan, 5.25%, 2/20/19		2,488	2,512,375
2nd Lien Term Loan, 8.75%, 2/15/20		1,230	1,254,600
USIC Holdings, Inc., 1st Lien Term Loan, 4.75%, 7/10/20		1,172	1,176,458

			6,624,132

Construction Materials — 1.6%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/30/20		970	976,868
2nd Lien Term Loan, 8.25%, 11/30/21		525	533,531
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		7,244	7,282,381
McJunkin Red Man Corp., Term Loan, 5.00%, 11/12/19		665	669,781

			9,462,561

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Consumer Finance — 0.5%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19	USD	3,060	$3,090,600

Containers & Packaging — 1.7%
Clondalkin Acquisition BV, 1st Lien Term Loan B, 5.75%, 5/29/20		1,032	1,042,737
Pact Group (USA), Inc., Term Loan B, 3.75%, 5/29/20		4,374	4,333,053
Polarpak, Inc., 1st Lien Canadian Borrower, 4.50%, 6/05/20		521	524,299
Sealed Air Corp., 2013 Term Loan, 4.00%, 10/03/18		1,450	1,451,436
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		1,721	1,720,687
WNA Holdings, Inc.:
1st Lien US Borrower, 4.50%, 6/05/20		283	284,804
2nd Lien Term Loan, 8.50%, 12/07/20		410	413,075

			9,770,091

Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		5,035	5,028,706
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		1,022	1,017,164
VWR Funding, Inc., Extended Add on Term Loan, 4.16%, 4/03/17		1,201	1,203,927

			7,249,797

Diversified Consumer Services — 1.8%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		2,804	2,816,093
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20		910	917,827
Garda World Security Corp., Term Loan B, 4.00%, 11/06/20		1,178	1,182,909
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		1,080	1,033,430
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		2,052	2,020,223
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		2,826	2,423,124

			10,393,606

Diversified Financial Services — 1.9%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		1,736	1,743,252
2nd Lien Term Loan, 8.25%, 5/21/21		365	368,347

Floating Rate Loan Interests (c)		Par (000)	Value

Diversified Financial Services (concluded)
Kasima LLC, Term Loan B, 3.25%, 5/17/21	USD	1,535	$1,530,211
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/31/18		3,277	3,297,906
RPI Finance Trust, Term Loan B3, 3.50%, 11/09/18		396	396,872
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		3,495	3,490,631

			10,827,219

Diversified Telecommunication Services — 4.4%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18		3,891	3,911,220
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,737	2,741,931
Integra Telecom, Inc.:
1st Lien Term Loan, 5.25%, 2/22/19		2,030	2,049,469
2nd Lien Term Loan, 9.75%, 2/21/20		1,070	1,096,301
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		1,085	1,091,553
2020 Term Loan B, 4.00%, 1/15/20		9,510	9,569,438
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,939	1,951,162
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		3,079	3,074,873

			25,485,947

Electric Utilities — 0.3%
American Energy - Utica, LLC, 2nd Lien Term Loan, 11.00%, 9/10/18		979	978,912
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20		995	997,716

			1,976,628

Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.67%-4.74%, 10/10/17		3,030	2,095,639

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.50%, 4/29/20		2,289	2,277,059

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Energy Equipment & Services — 0.8%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	USD	1,835	$1,837,309
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,589	1,598,752
Unifrax Corp., Term Loan, 4.25%, 11/28/18		958	959,151

			4,395,212

Food & Staples Retailing — 1.8%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP	3,250	5,309,093
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20	USD	1,040	1,064,700
Term Loan 6, 4.00%, 2/21/20		871	876,685
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19		2,255	2,263,719
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		863	864,995

			10,379,192

Food Products — 3.9%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		2,342	2,327,075
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,135	1,135,000
Del Monte Foods Co., Term Loan:
1st Lien, 1.00%, 11/06/20		1,740	1,748,700
4.00%, 3/08/18		2,723	2,732,646
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,655	2,666,788
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		494	494,997
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		314	315,664
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		643	646,239
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		2,953	2,941,528
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		535	534,181
Term Loan G, 3.25%, 4/29/20		3,035	3,030,198
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		2,483	2,480,986
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	1,174,088

			22,228,090

Floating Rate Loan Interests (c)		Par (000)	Value

Gas Utilities — 0.2%
EFS Cogen Holdings I, Inc., Term Loan B, 1.00%, 12/01/20	USD	1,425	$1,425,000

Health Care Equipment & Supplies — 5.1%
ARAMARK Corp.:
Extended Synthetic 4C, 3.65%, 7/26/16		46	46,211
Extended Synthetic 4C-3, 3.65%, 7/26/16		32	32,257
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		4,100	4,117,682
2nd Lien Term Loan, 8.25%, 11/30/20		1,675	1,702,219
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17		3,327	3,351,080
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		1,542	1,537,759
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		118	117,930
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		4,304	4,345,663
Fresenius SE & Co. KGaA, Term Loan B, 2.25%, 8/07/19		2,710	2,706,613
The Hologic, Inc., Term Loan B, 3.75%, 8/01/19		3,335	3,347,065
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		435	437,532
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,561	3,573,236
Kinetic Concepts, Inc., Term Loan D1, 4.50%, 5/04/18		530	535,168
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		923	863,297
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		1,333	1,347,176
2nd Lien Term Loan, 9.50%, 6/07/19		1,170	1,177,313

			29,238,201

Health Care Providers & Services — 5.0%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		2,876	2,868,361
2nd Lien Term Loan, 8.50%, 2/14/20		1,795	1,768,075
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,151	1,148,422
CHG Buyer Corp., Term Loan, 4.25%, 11/19/19		1,779	1,786,170
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		2,440	2,451,612

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (concluded)
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16	USD	3,842	$3,860,115
Term Loan B2, 4.00%, 11/01/19		1,769	1,778,513
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		1,927	1,931,327
Fresenius SE & Co. KGaA, Incremental Term Loan B, 2.47%, 6/30/19	EUR	530	718,364
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17	USD	1,259	1,271,385
HCA, Inc.:
Extended Term Loan B4, 2.91%, 5/01/18		1,139	1,138,664
Term Loan B5, 3.00%, 3/31/17		827	827,066
Ikaria Acquisition, Inc.:
1st Lien Term Loan, 7.25%, 7/03/18		617	621,816
2nd Lien Term Loan, 11.00%, 7/03/19		420	428,400
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		1,008	996,067
Incremental Term Loan B3, 7.75%, 5/15/18		1,105	1,092,725
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		1,860	1,864,988
US Renal Care, Inc., Incremental 1st Lien Term Loan, 5.25%, 7/03/19		2,116	2,134,969

			28,687,039

Health Care Technology — 0.7%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		3,205	3,213,925
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		904	904,042

			4,117,967

Hotels, Restaurants & Leisure — 11.8%
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/20		1,885	1,895,990
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,195	1,196,494
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		3,280	3,312,800
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		17,565	17,246,722

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Drumm Investors LLC, Term Loan, 5.00%, 5/04/18	USD	1,625	$1,583,219
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		1,435	1,469,081
Hilton Worldwide Finance, LLC, Term Loan B2, 4.00%, 10/26/20		16,008	16,052,951
Intrawest ULC, Term Loan, 5.50%, 11/26/20		1,620	1,622,025
Marina District Finance Co., Inc., Term Loan B, 1.00%, 8/15/18		1,190	1,191,488
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,370	2,367,296
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		1,055	1,055,222
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		2,269	2,277,119
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		1,780	1,794,471
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		510	509,046
Term Loan B, 5.25%, 2/19/19		1,399	1,407,304
Six Flags Theme Parks, Inc., Term Loan B, 4.00%, 12/20/18		1,149	1,152,909
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		5,254	5,307,239
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,057	1,092,811
Refinancing Term Loan, 6.25%, 6/26/19		1,382	1,410,398
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		2,465	2,490,062
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		1,647	1,646,478

			68,081,125

Household Products — 1.1%
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		1,930	1,933,917
Spectrum Brands, Inc.:
Term Loan, 4.50%, 12/17/19		3,036	3,046,683
Term Loan A, 3.00%, 9/07/17		1,040	1,040,863
Term Loan C, 3.50%, 9/04/19		205	205,508

			6,226,971

Independent Power Producers & Energy Traders — 1.8%
AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		3,050	3,065,822

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Independent Power Producers & Energy Traders (concluded)
Calpine Corp., Term Loan B1, 4.00%, 4/02/18	USD	923	$928,316
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		4,426	4,467,976
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20		1,771	1,782,169

			10,244,283

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 12/19/17		4,558	4,497,128

Insurance — 2.6%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19		1,826	1,829,633
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		2,829	2,826,673
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		1,440	1,444,377
Term Loan B2, 3.75%, 9/20/18		2,267	2,269,358
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,840	1,815,653
2nd Lien Term Loan, 8.25%, 10/16/20		860	843,514
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		1,588	1,584,030
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		1,930	1,948,586
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		564	569,928

			15,131,752

Internet Software & Services — 1.3%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		3,829	3,823,735
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,786	1,790,490
2nd Lien Term Loan, 9.25%, 9/11/20		693	700,195
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		1,311	1,321,566

			7,635,986

IT Services — 3.7%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		923	923,025
Ceridian Corp., Term Loan B, 4.42%, 5/09/17		3,873	3,888,760

Floating Rate Loan Interests (c)		Par (000)	Value

IT Services (concluded)
First Data Corp., 2018 Term Loan:
4.17%, 9/24/18	USD	1,050	$1,052,289
Extended B, 4.17%, 3/23/18		9,424	9,443,333
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		2,875	2,878,738
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18		1,015	821,769
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/20		303	304,857
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		1,156	1,162,402
Term Loan E, 4.00%, 3/09/20		647	651,601

			21,126,774

Leisure Equipment & Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		886	895,893

Life Sciences Tools & Services — 0.2%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		1,198	1,209,136

Machinery — 4.5%
Allegion PLC, Term Loan B, 3.00%, 9/30/20		915	915,284
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		573	577,739
Refinancing Term Loan, 4.25%, 12/10/18		932	934,533
Dayco Products LLC, Term Loan B, 5.25%, 11/26/19		1,595	1,583,037
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		1,194	1,197,671
Term Loan B3, 4.25%, 8/28/20		363	364,290
Gardner Denver, Inc., Term Loan:
4.75%, 7/30/20	EUR	549	751,151
4.25%, 7/30/20	USD	3,329	3,311,358
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20		3,426	3,426,412
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,980	1,984,950
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/19		2,447	2,457,718
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		904	917,903
Pacific Industrial Services US Finco LLC:
1st Lien Term Loan, 5.00%, 10/02/18		2,210	2,233,492

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Machinery (concluded)
Pacific Industrial Services US Finco LLC (concluded):
2nd Lien Term Loan, 8.75%, 4/02/19	USD	855	$872,100
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,730	1,729,371
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,283	1,281,480
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	153	209,092
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	USD	1,382	1,387,594

			26,135,175

Marine — 0.7%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		4,020	4,035,075

Media — 13.5%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		3,040	3,046,658
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		1,125	1,125,000
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		2,202	2,196,137
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20		2,500	2,521,250
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14		781	587,026
Tranche 1 Incremental, 7.50%, 7/03/14		1,708	1,283,578
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		2,030	2,000,601
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		655	630,411
Term Loan C, 3.81%, 1/29/16		183	174,315
Term Loan D, 6.91%, 1/30/19		6,875	6,479,557
Cumulus Media Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/17/18		2,411	2,422,951
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		1,955	1,962,126
EW Scripps Co., Term Loan B, 3.25%, 11/14/20		1,540	1,543,850
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19		307	310,656

Floating Rate Loan Interests (c)		Par (000)	Value

Media (continued)
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17	USD	2,898	$2,902,617
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		196	181,336
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		519	521,041
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		2,199	2,206,372
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 4.25%, 6/01/18		1,876	1,880,328
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		1,590	1,601,912
Intelsat Jackson Holdings SA, Term Loan B2, 2.00%, 6/30/19		5,188	5,194,160
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		645	645,806
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		500	500,250
Media General, Inc., Delayed Draw Term Loan B, 5.50%, 7/31/20		1,845	1,862,306
NEP/NCP Holdco, Inc., Term Loan:
2nd Lien, 9.50%, 7/22/20		571	585,360
4.75%, 1/22/20		2,878	2,885,446
Nielsen Finance LLC, Term Loan E, 2.92%, 5/02/16		2,368	2,371,191
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		2,359	2,306,008
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,713	1,718,069
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,886	1,870,215
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		2,155	2,160,840
Tribune Co., 2013 Term Loan, 1.00%, 11/12/20		2,855	2,841,610
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		2,045	2,093,569
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		3,079	3,091,407
UPC Financing Partnership, Term Loan AG, 3.88%, 3/31/21	EUR	1,272	1,738,096
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/08/20	USD	3,415	3,414,727
Term Loan C, 4.50%, 6/05/20	GBP	2,840	4,690,681

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Media (concluded)
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	2,237	$2,248,896

			77,796,359

Metals & Mining — 4.0%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		1,628	1,641,259
2nd Lien Term Loan, 8.75%, 12/18/20		815	831,300
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		1,650	1,641,377
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		3,637	3,723,097
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/28/19		4,971	5,014,584
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19		393	394,864
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,427	3,441,482
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		576	572,744
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		3,148	3,079,427
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		2,684	2,748,249

			23,088,383

Multiline Retail — 3.0%
99 Cents Only Stores, Term Loan, 4.50%, 1/11/19		1,984	1,992,158
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		2,104	2,107,939
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,367	2,373,872
2nd Lien Term Loan, 8.50%, 3/26/20		870	886,313
HEMA Holding BV:
Extended 2nd Lien Term Loan, 5.88%, 1/05/18	EUR	1,400	1,762,824
Extended Term Loan B, 4.50%, 12/06/17		576	787,445
Extended Term Loan C, 4.50%, 12/06/17		528	721,140
Hudson's Bay Co.:
1st Lien Term Loan, 4.75%, 11/04/20	USD	2,035	2,059,746
2nd Lien Term Loan, 8.25%, 11/04/21		150	154,001
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18		1,187	1,159,260

Floating Rate Loan Interests (c)		Par (000)	Value

Multiline Retail (concluded)
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/26/20	USD	3,065	$3,083,390

			17,088,088

Oil, Gas & Consumable Fuels — 6.4%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 1.00%, 11/20/20		3,828	3,843,875
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		4,285	4,370,700
Drillships Financing Holding, Inc., Term Loan B2, 5.50%, 7/15/16		3,681	3,723,730
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,920	1,920,480
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		1,155	1,162,034
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20		1,157	1,164,332
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,426	1,426,213
Offshore Group Investment Ltd.:
6.25%, 10/25/17		3,039	3,048,255
5.75%, 3/28/19		1,502	1,516,062
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		2,424	2,443,631
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		1,560	1,599,000
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		1,634	1,460,086
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		842	831,543
2nd Lien Term Loan, 8.25%, 11/06/20		470	461,775
Delayed Draw Term Loan, 4.25%, 5/06/20		46	45,329
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		1,224	1,227,833
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		1,285	1,288,212
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/20		1,750	1,763,125
Tesoro Corp., Term Loan B, 2.41%, 5/30/16		2,353	2,353,175
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,470	1,481,951

			37,131,341

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Paper & Forest Products — 0.2%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18	USD	1,378	$1,405,619

Pharmaceuticals — 4.9%
Akorn, Inc., Term Loan B, 1.00%, 8/27/20		1,790	1,795,603
Amneal Pharmaceuticals LLC, Term Loan, 7.00%, 11/01/19		1,235	1,235,000
Aptalis Pharma, Inc., Term Loan B, 6.00%, 9/18/20		5,277	5,327,962
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		1,045	1,047,612
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		4,678	4,697,801
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18		4,066	4,088,393
Quintiles Transnational Corp., Term Loan B, 4.00%, 6/08/18		2,647	2,647,480
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		2,666	2,683,874
Series D2 Term Loan B, 3.75%, 2/13/19		2,933	2,951,741
Term Loan E, 4.50%, 8/05/20		1,791	1,809,954

			28,285,420

Professional Services — 1.7%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,249	3,258,934
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		1,099	1,094,913
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,851	1,883,087
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		1,165	1,165,000
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		2,612	2,619,664

			10,021,598

Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		2,664	2,675,234
Starwood Property Trust, Inc., Term Loan B, 1.00%, 4/17/20		560	557,553

			3,232,787

Floating Rate Loan Interests (c)		Par (000)	Value

Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20	USD	2,525	$2,552,624
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		248	250,515
Extended Term Loan, 4.50%, 3/05/20		5,251	5,303,440

			8,106,579

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 1.91%, 9/29/17		1,098	1,097,069
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		1,004	1,008,392

			2,105,461

Semiconductors & Semiconductor Equipment — 1.3%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		3,269	3,302,274
Term Loan B5, 5.00%, 1/15/21		715	722,400
NXP BV:
Term Loan C, 4.75%, 1/11/20		1,831	1,832,536
Term Loan D, 3.25%, 1/10/20		1,430	1,431,073

			7,288,283

Software — 5.0%
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18		493	496,712
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		2,455	2,467,275
Chromaflo Technologies Corp.:
1st Lien Term Loan, 1.00%, 11/30/19		1,150	1,150,000
2nd Lien Term Loan, 1.00%, 5/30/20		490	492,450
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		613	610,135
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		1,067	1,039,308
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		975	984,750
Term Loan B, 5.25%, 11/01/19		1,849	1,849,884
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		4,107	4,124,883
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,790	1,843,700

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Software (concluded)
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20	USD	1,110	$1,116,937
2nd Lien Term Loan, 8.50%, 10/08/21		1,600	1,620,000
RP Crown Parent LLC, 1st Lien Term Loan, 6.75%, 12/21/18		1,553	1,567,180
Sophia LP, Term Loan B, 4.50%, 7/19/18		2,648	2,666,380
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19		2,952	2,958,623
Term Loan B2, 3.25%, 6/07/19		305	306,064
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		813	809,740
2nd Lien Term Loan, 8.50%, 5/29/20		944	950,377
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20		730	729,087
Term Loan B, 4.50%, 6/25/20		803	801,984

			28,585,469

Specialty Retail — 6.0%
Academy Ltd., Term Loan, 4.50%, 8/03/18		3,439	3,454,763
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/01/20		579	578,006
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		2,776	2,786,378
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		617	620,344
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		3,681	3,683,798
Equinox Holdings, Inc., Repriced Term Loan B, 4.50%, 1/31/20		1,955	1,964,951
Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		161	155,685
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		1,985	2,005,433
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		979	980,048
Leslie's Poolmart, Inc., Term Loan B, 4.25%, 10/16/19		2,992	2,999,590
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		2,616	2,622,815

Floating Rate Loan Interests (c)		Par (000)	Value

Specialty Retail (concluded)
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19	USD	4,879	$4,890,806
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,396	3,409,401
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		773	776,660
SRAM LLC, Term Loan B, 4.00%, 4/10/20		830	827,282
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,719	1,709,970
Toys 'R' Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		792	702,676
Term Loan B3, 5.25%, 5/25/18		164	145,534

			34,314,140

Textiles, Apparel & Luxury Goods — 0.9%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		3,974	3,778,255
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		1,369	1,370,627
True Religion Apparel, Inc., 1st Lien Term Loan, 5.88%, 7/30/19		190	181,688

			5,330,570

Thrifts & Mortgage Finance — 0.6%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.50%, 10/31/19		1,945	1,953,198
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		1,637	1,655,532

			3,608,730

Trading Companies & Distributors — 0.1%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		550	551,288

Wireless Telecommunication Services — 0.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		1,625	1,630,643
Light Tower Fiber LLC, 1st Lien Term Loan, 4.50%, 4/13/20		2,683	2,684,402

			4,315,045

Total Floating Rate Loan Interests — 134.4%			774,252,220

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations — 0.2%

Hilton USA Trust 2013-HLT, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(d)	USD	1,336	$1,342,680

Other Interests (a)(i)		Beneficial Interest (000)

Auto Components — 0.0%
Intermet Liquidating Trust, Class A		256	2

Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (90-day lock), (Acquired 11/18/13, cost $1,177,928) (j)		17	263,542
J.G. Wentworth LLC Preferred Equity Interests (135-day lock), (Acquired 11/18/13, cost $1,177,928) (j)		17	263,542
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $1,177,928) (j)		17	263,542

			790,626

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		360	4

Household Durables — 0.3%
Stanley Martin, Class B Membership Units		1	1,735,000

Total Other Interests — 0.4%			2,525,632

Trust Preferreds — 0.5%		Shares

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)		100,620	2,690,989

Warrants (k)		Shares	Value

Chemicals — 0.0%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)(a)		143,928	$120,900

Software — 0.0%
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,406	—

Total Warrants — 0.0%			120,900

Total Long-Term Investments (Cost — $837,010,824) — 145.2%			836,446,686

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (l)(m)		8,852,042	8,852,042

Total Short-Term Securities (Cost — $8,852,042) — 1.5%			8,852,042

Options Purchased

(Cost — $43,022) — 0.0%			—

Total Investments (Cost — $845,905,888*) — 146.7%			845,298,728
Liabilities in Excess of Other Assets — (46.7)%			(269,088,481)

Net Assets — 100.0%			$576,210,247

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$848,086,187

Gross unrealized appreciation	$14,441,248
Gross unrealized depreciation	(17,228,707)

Net unrealized depreciation	$(2,787,459)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Securities LLC	$1,342,680	—
Wells Fargo Securities, LLC	$1,130,450	—

(e)	Represent a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(J)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $790,626 in this security.
(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	907,643	7,944,399	8,852,042	$145

(m)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	US Dollar

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	6,431,831	EUR	4,763,000	Barclays Bank PLC	1/22/14	$(40,275)
USD	3,364,988	CAD	3,485,000	Barclays Bank PLC	1/23/14	89,349
USD	9,004,422	GBP	5,579,000	Barclays Bank PLC	1/23/14	(121,137)
Total						$(72,063)

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	Over-the-counter options purchased as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	44	—

•	Over-the-counter credit default swaps - sold protection outstanding as of November 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Chase Bank N.A.	12/20/15	CCC-	USD	538	$(134,987)	$(138,419)	$ 3,432
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Chase Bank N.A.	12/20/15	CCC-	USD	149	(37,427)	(33,270)	(4,157)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	12/20/15	CCC-	USD	1,112	(278,658)	(219,460)	(59,198)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	2,000	(579,177)	(390,035)	(189,142)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	389	(167,890)	(100,036)	(67,854)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	593	(269,272)	(163,381)	(105,891)

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	Over-the-counter credit default swaps - sold protection outstanding as of November 30, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	413	$(86,177)	$(85,575)	$ (602)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	2,092	(773,880)	(438,674)	(335,206)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	339	(85,059)	(43,244)	(41,815)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Chase Bank N.A.	6/20/16	CCC-	USD	362	(119,358)	(67,135)	(52,223)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/16	CCC-	USD	302	(111,775)	(63,418)	(48,357)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	9/20/16	CCC-	USD	800	(295,979)	(171,661)	(124,318)

Total							$(2,939,639)	$(1,914,308)	$(1,025,331)

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$1,487,351	$1,382,808	$3,181,847	$6,052,006
Asset-Backed Securities	—	—	19,592,174	19,592,174
Corporate Bonds	—	26,424,501	3,445,584	29,870,085
Floating Rate Loan Interests	—	705,220,939	69,031,281	774,252,220
Non-Agency Mortgage-Backed Securities	—	1,342,680	—	1,342,680
Other Interests	—	—	2,525,632	2,525,632
Preferred Securities	—	2,690,989	—	2,690,989
Warrants	—	—	120,900	120,900
Short-Term Securities	8,852,042	—	—	8,852,042
Unfunded Loan Commitments	—	2,107	—	2,107
Liabilities:
Unfunded Loan Commitments	—	(485)	—	(485)

Total	$10,339,393	$737,063,539	$97,897,418	$845,300,350

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$3,432	—	$3,432
Foreign currency exchange contracts	—	89,349	—	89,349
Liabilities:
Credit contracts	—	(1,028,763)	—	(1,028,763)
Foreign currency exchange contracts	—	(161,412)	—	(161,412)
Total	—	$(1,097,394)	—	$(1,097,394)
[1]	Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for over-the-counter swaps	$1,560,000	—	—	$1,560,000
Foreign currency at value	31,611	—	—	31,611
Liabilities:
Bank overdraft	—	$(2,971,882)	—	(2,971,882)
Loans payable	—	(234,000,000)	—	(234,000,000)
Total	$1,591,611	$(236,971,882)	—	$(235,380,271)

There were no transfers between Level 1 and level 2 during the period ended November 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:	$1,119,143	$21,081,133	$4,187,534	$86,976,283	$2,150,980	$113,703	$115,628,776
Opening Balance, as of August 31, 2013
Transfers into Level 3[2]	2,041,674	—	—	22,349,591	—	—	24,391,265
Transfers out of Level 3[3]	—	—	(929,040)	(43,786,688)	—	—	(44,715,728)
Accrued discounts/Premiums	—	21,394	19,197	40,159	—	—	80,750
Net realized gain (loss)	1,734	220,661	—	46,772	—	—	269,167
Net change in unrealized appreciation/depreciation[4]	171,492	(152,402)	167,893	290,347	530,451	7,197	1,014,978
Purchases	—	3,295,979	—	12,068,773	3,533,785	—	18,898,537
Sales	(152,196)	(4,874,591)	—	(8,953,956)	(3,689,584)	—	(17,670,327)
Closing Balance, as of November 30, 2013	$3,181,847	$19,592,174	$3,445,584	$69,031,281	$2,525,632	$120,900	$97,897,418
BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	18

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

[2]	As of August 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $24,391,265 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[3]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $44,715,728 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[4]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $(1,780,129).

The following table summarizes the valuation techniques used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund's Level 3 investments as of November 30, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $88,833,412. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[5]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,261,926	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%
			Offshore Last 12 months EBITDA Multiple	8.50x
			Offshore Current Fiscal Year EBITDA Multiple	7.25x
			Onshore EBITDA Multiple	4.75x
			Onshore Current Fiscal Year EBITDA Multiple	4.50x
Corporate Bonds	3,445,584	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%
Floating Rate Loan Interests	1,709,970	Market Comparable Yield Analysis	Yield	8.13%
Other Interests	1,735,000	Discounted Cash Flow	Perpetuity Growth Rate	3.50%
			Free Cash Flow	$2.10-35.20[6]
			Weighted Cost of Capital	11.90%
	790,626	Discounted Vendor Price	Illiquidity Discount	5.00%
Warrants	120,900	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%
Total	$9,064,006

[5]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Last 12 months EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Offshore Last 12 months EBITDA Multiple	Increase	Decrease
Offshore Current Fiscal Year EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Onshore Current Fiscal Year EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Perpetuity Growth Rate	Increase	Decrease
Free Cash Flow	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase

[6]	Amount is stated in millions.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2013	19

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 24, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 24, 2014